Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value of Financial Instruments
Schedule of summary of the carrying amounts and fair values of financial instruments

			December 31, 2018
			Fair Value Measurements
			Quoted Prices
			in Active		Net
			Markets for	Other	Significant
	December 31, 2018		Identical	Observable	Unobservable
	Carrying	Fair	Assets	Inputs	Inputs
(in thousands)	amount	value	(Level 1)	(Level 2)	(Level 3)
Assets:
Cash and due from banks	$23,687	$23,687	$23,687	$—	$—
Federal funds sold and overnight interest-bearing deposits	18,396	18,396	18,396	—	—
Certificates of deposit in other banks	12,247	12,247	12,247	—	—
Available for sale securities	218,205	218,205	1,952	216,253	—
Other investment securities	5,675	5,675	—	5,675	—
Loans, net	1,134,975	1,115,003	—	—	1,115,003
Mortgage servicing rights	2,931	2,931	—	—	2,931
Cash surrender value - life insurance	2,542	2,542	—	2,542	—
Accrued interest receivable	6,162	6,162	6,162	—	—
	$1,424,820	$1,404,848	$62,444	$224,470	$1,117,934
Liabilities:
Deposits:
Non-interest bearing demand	$262,857	$262,857	$262,857	$—	$—
Savings, interest checking and money market	614,040	614,040	614,040	—	—
Time deposits	321,571	318,949	—	—	318,949
Federal funds purchased and securities sold under agreements to repurchase	24,647	24,647	24,647	—	—
Federal Home Loan Bank advances and other borrowings	95,153	94,326	—	94,326	—
Subordinated notes	49,486	45,749	—	45,749	—
Accrued interest payable	1,035	1,035	1,035	—	—
	$1,368,789	$1,361,603	$902,579	$140,075	$318,949

			December 31, 2017
			Fair Value Measurements
			Quoted Prices
			in Active		Net
			Markets for	Other	Significant
	December 31, 2017		Identical	Observable	Unobservable
	Carrying	Fair	Assets	Inputs	Inputs
(in thousands)	amount	value	(Level 1)	(Level 2)	(Level 3)
Assets:
Cash and due from banks	$23,325	$23,325	$23,325	$—	$—
Federal funds sold and overnight interest-bearing deposits	39,553	39,553	39,553	—	—
Certificates of deposit in other banks	3,460	3,460	3,460	—	—
Available-for-sale securities	231,028	231,028	1,967	229,061	—
Other investment securities	6,551	6,551	—	6,551	—
Loans, net	1,057,580	1,058,153	—	—	1,058,153
Mortgage servicing rights	2,713	2,713	—	—	2,713
Cash surrender value - life insurance	2,484	2,484	—	2,484	—
Accrued interest receivable	5,627	5,627	5,627	—	—
	$1,372,321	$1,372,894	$73,932	$238,096	$1,060,866
Liabilities:
Deposits:
Non-interest bearing demand	$245,380	$245,380	$245,380	$—	$—
Savings, interest checking and money market	584,468	584,468	584,468	—	—
Time deposits	295,964	294,778	—	—	294,778
Federal funds purchased and securities sold under agreements to repurchase	27,560	27,560	27,560	—	—
Federal Home Loan Bank advances and other borrowings	121,382	121,291	—	121,291	—
Subordinated notes	49,486	39,692	—	39,692	—
Accrued interest payable	554	554	554	—	—
	$1,324,794	$1,313,723	$857,962	$160,983	$294,778